BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
BORROWINGS
Schedule of borrowings

	December 31,
	2019	2020
	RMB	RMB
Secured bank loans	26,838,032	—
Unsecured bank loans	—	20,000,000
Short‑term borrowings	26,838,032	20,000,000
Longs-term borrowings	96,190,363	—